Submission	Dec. 19, 2025
Submission [Line Items]
Central Index Key	0001832038
Registrant Name	Invivyd, Inc.
Registration File Number	333-290685
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A